2. Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment Securities Details Narrative Abstract
Proceeds from sales of securities	$ 5,715,525	$ 9,015,961
Gains from sales of securities	0	8,387
Loss from sales of securities	32,718	5,003
Investment in FHLBB stock	1,071,300	1,115,500
Investment in FRBB stock	$ 588,150	$ 588,150